Taxation (Details) - Schedule of deferred income tax liabilities or to deferred income tax assets - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax liabilities
Total	SFr (128,774)	SFr (174,363)
Deferred Tax assets
Total	32,775	31,879	SFr 476,363
Deferred Tax, net	(95,999)	(142,484)	(125,865)
Net operation loss (NOL) [Member]
Deferred Tax assets
Total	32,775	31,879	SFr 476,363
Intangible assets [Member]
Deferred Tax liabilities
Total	(47,590)	(51,914)
Other receivables [Member]
Deferred Tax liabilities
Total	SFr (81,184)	SFr (122,449)